Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information
Entity Registrant Name	Hancock Jaffe Laboratories, Inc.
Entity Central Index Key	0001661053
Document Type	POS AM
Amendment Flag	true
Amendment Description	Pursuant to Rule 429 under the Securities Act, the prospectus included in this Registration Statement is a combined prospectus relating to: The resale of up to 308,224 shares of common stock that the registrant issued upon the conversion of certain convertible notes, the resale of such shares of common stock having been previously registered on this Registration Statement. The resale of up to 294,455 shares of common stock issuable upon exercise of certain warrants to purchase shares of common stock at an exercise price of $4.20 per share originally issued to the holders and the placement agent of the convertible notes, the resale of such shares of common stock having been previously registered on this Registration Statement. The primary issuance by the registrant of up to 1,314,286 shares of common stock issuable upon exercise of the warrants issued by the registrant in the registrant's initial public offering, the primary issuance of such shares of common stock having been previously registered in the IPO Registration Statement. The primary issuance of up to 65,714 shares of common stock issuable upon exercise of the warrants issued to the underwriters as compensation in the registrant's initial public offering, the primary issuance of such shares of common stock having been previously registered in the IPO Registration Statement. The primary issuance of up to 410,714 shares of common stock issuable upon exercise of the warrants issued by the registrant in the registrant's initial public offering, the primary issuance of such shares of common stock having been previously registered in the IPO Registration Statement. The primary issuance of up to 20,536 shares of common stock issuable upon exercise of the warrants issued to the underwriters as compensation in the registrant's initial public offering, the primary issuance of such shares of common stock having been previously registered in the IPO Registration Statement. The resale of up to 1,369,823 shares of common stock that the registrant issued upon the conversion of certain convertible notes, the resale of such shares of common stock having been previously registered on the IPO Registration Statement. The resale of up to 1,443,186 shares of common stock issuable upon exercise of certain warrants to purchase shares of common stock, the resale of such shares of common stock having been previously registered on the IPO Registration Statement. The resale of up to 62,500 shares of common stock held by certain selling stockholders, the resale of such shares of common stock having been previously registered on the IPO Registration Statement. This Registration Statement, which is Post-Effective Amendment No. 1 to the Registration Statement, also constitutes Post-Effective Amendment No. 1 to the IPO Registration Statements, and such Post-Effective Amendment No. 1 to the IPO Registration Statements shall hereafter become effective concurrently with the effectiveness of this Registration Statement and in accordance with Section 8(c) of the Securities Act.
Document Period End Date	Dec. 31, 2018
Entity Filer Category	Non-accelerated Filer
Trading Symbol	HJLI